CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Dividends declared and paid (in dollars per share)	$ 0.9171	$ 1.4937	$ 0.6026